Income Tax	6 Months Ended
Dec. 31, 2024
Income Tax [Abstract]
INCOME TAX
5.	INCOME TAX

	31 December 2024 $	31 December 2023 $
Major components of income tax expense for the period are:

Income statement
Current income tax charge/(benefit)	-	-

Statement of changes in equity
Income tax expense reported in equity	-	-

A reconciliation of income tax expense/(benefit) applicable to accounting profit/(loss) before income as at the statutory income tax rate to income tax expense/(benefit) at the Company’s effective income tax rate for the period is as follows:

	31 December 2024 $	31 December 2023 $
Loss from ordinary activities before income tax expense	(14,378,454)	(1,839,709)
Domestic tax rate for the Company based on the Company’s residency (UK)	(3,594,613)	(459,927)

Tax effect of amounts which are not deductible (taxable) in calculating taxable income:
Non-temporary tax adjustments	-	-
Non-deductible fair value adjustments on restructure	3,062,447	-
Current period deferred tax assets (non-tax losses) not recognised	536,032	478,374
Tax rate differential	(3,866)	(18,446)
	-	-

Unrecognised deferred tax assets have not been recognised in respect of the following items:

	31 December 2024 $	30 June 2024 $
Unrecognised temporary differences
Deferred tax assets have not been recognised in respect of the following items:
Start-up organisational expenses	14,548,197	14,548,197
Deferred exploration and evaluation expenditure	6,666,794	7,257,748
Carry forward tax losses	18,889,805	16,175,180
	40,104,796	37,981,125
Net unrecognised deferred tax asset/(liability) at the respective rates of 0%, 21% and 23.0% (2024: 23.0%)	9,304,231	8,768,199

Potential future income tax benefits arising from tax losses have not been brought to account at 31 December 2024 and 30 June 2024 because the directors do not believe it is appropriate to regard realisation of the future income tax benefits as probable. These benefits will only be obtained if:

◾	assessable income is derived of a nature and of amount sufficient to enable the benefit from the deductions to be realised;

◾	the Company continues to comply with the conditions for deductibility imposed by law; and

◾	no changes in tax legislation adversely affect the realisation of the benefit from the deductions.

The Company is subject to taxation for its consolidated subsidiaries at the rates applicable in the respective tax jurisdictions:

◾	Austria - Profits are taxed at the standard corporate income tax (CIT) rate of 23% in Austria (30 June 2024: 23%), regardless of whether profits are retained or distributed. For the net unrecognised deferred tax asset as of 31 December 2024 a tax rate of 23% was used and for the net unrecognised deferred tax asset as of 31 December 2023 a tax rate of 23% was used based on the assessment of the future utilization by the management. Tax losses can be carried forward in Austria without time limitation. In general Tax losses carried forward can be offset against taxable income only up to a maximum of 75% of the taxable income for any given year.

◾	United States - The profits are taxed at the rate of 21% at the US Federal taxation level and subject to state taxation in the United States.

◾	United Kingdom – Profits are taxed at the rate of 25% where the Company is considered to be a tax resident

◾	British Virgin Islands - BVI Business companies are exempt from any taxation, regardless their source of income.